Provisions for Legal Claims and Contingent Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	R$ 1,597,365	R$ 1,555,704
Provision for litigations, additions	767,318	272,306
Provision for litigations, reversals	(122,873)	(78,577)
Construction cost, additions/(rev.)	3,583	8,434
Additions to assets	37,551	49,714
Settlement	(242,212)	(210,085)
Transfers/others	(3,133)	(131)	[1]
Provisions for legal claims, ending	2,037,599	1,597,365
Tax [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	181,115	173,873
Provision for litigations, additions	38,814	14,169
Provision for litigations, reversals	(2,424)	(1,417)
Construction cost, additions/(rev.)
Additions to assets
Settlement	(9,764)	(127)
Transfers/others	(5,991)	(5,383)	[1]
Provisions for legal claims, ending	201,750	181,115
Tax [Member] | Cofins [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	110,059	107,148
Provision for litigations, additions	15,109	4,123
Provision for litigations, reversals	(1,604)	(1,212)
Construction cost, additions/(rev.)
Additions to assets
Settlement
Transfers/others			[1]
Provisions for legal claims, ending	123,564	110,059
Tax [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	71,056	66,725
Provision for litigations, additions	23,705	10,046
Provision for litigations, reversals	(820)	(205)
Construction cost, additions/(rev.)
Additions to assets
Settlement	(9,764)	(127)
Transfers/others	(5,991)	(5,383)	[1]
Provisions for legal claims, ending	78,186	71,056
Labors [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	569,756	596,248
Provision for litigations, additions	108,902	94,845
Provision for litigations, reversals	(2,778)	(21,647)
Construction cost, additions/(rev.)
Additions to assets
Settlement	(139,416)	(105,777)
Transfers/others		6,087	[1]
Provisions for legal claims, ending	536,464	569,756
Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	37,148	52,401
Provision for litigations, additions	13,270	4,685
Provision for litigations, reversals	(19,672)	(19,623)
Construction cost, additions/(rev.)
Additions to assets
Settlement	(620)	(761)
Transfers/others		446	[1]
Provisions for legal claims, ending	30,126	37,148
Civil [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	706,191	644,483
Provision for litigations, additions	601,195	137,913
Provision for litigations, reversals	(13,888)	(29,919)
Construction cost, additions/(rev.)	3,583	8,434
Additions to assets	37,551	49,714
Settlement	(76,724)	(103,153)
Transfers/others	2,858	(1,281)	[1]
Provisions for legal claims, ending	1,260,766	706,191
Civil [Member] | Civil And Administrative Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	433,437	387,895
Provision for litigations, additions	592,796	129,730
Provision for litigations, reversals	(3,925)	(9,218)
Construction cost, additions/(rev.)
Additions to assets
Settlement	(67,055)	(74,989)
Transfers/others	2,858	19	[1]
Provisions for legal claims, ending	958,111	433,437
Civil [Member] | Easements [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	138,069	111,553
Provision for litigations, additions	3,594	1,616
Provision for litigations, reversals	(90)
Construction cost, additions/(rev.)	(722)	15,702
Additions to assets	627	36,771
Settlement	(2,754)	(27,573)
Transfers/others			[1]
Provisions for legal claims, ending	138,724	138,069
Civil [Member] | Expropriations And Property [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	125,028	133,888
Provision for litigations, additions	2,195	680
Provision for litigations, reversals	(8,113)	(15,031)
Construction cost, additions/(rev.)	4,305	(7,268)
Additions to assets	36,924	12,943
Settlement	(5,427)	(184)
Transfers/others			[1]
Provisions for legal claims, ending	154,912	125,028
Civil [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	3,755	3,973
Provision for litigations, additions	2,113	895
Provision for litigations, reversals	(630)	(706)
Construction cost, additions/(rev.)
Additions to assets
Settlement	(1,488)	(407)
Transfers/others			[1]
Provisions for legal claims, ending	3,750	3,755
Civil [Member] | Environmental [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	5,902	7,174
Provision for litigations, additions	497	4,992
Provision for litigations, reversals	(1,130)	(4,964)
Construction cost, additions/(rev.)
Additions to assets
Settlement
Transfers/others		(1,300)	[1]
Provisions for legal claims, ending	5,269	5,902
Regulatory [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	103,155	88,699
Provision for litigations, additions	5,137	20,694
Provision for litigations, reversals	(84,111)	(5,971)
Construction cost, additions/(rev.)
Additions to assets
Settlement	(15,688)	(267)
Transfers/others			[1]
Provisions for legal claims, ending	R$ 8,493	R$ 103,155

[1]	Reclassification mainly to Liabilities associated with assets classified as held for sale (Note 39).